GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of total revenues and real estate property
The following present total revenues for the years ended December 31, 2016, 2015 and 2014 and real estate property as of December, 31, 2016, 2015 and 2014:

	2016		2015		2014
		Real estate		Real estate		Real estate
	Total revenues	property, net	Total revenues	property, net	Total revenues	property, net

Switzerland	$12,104	$160,089	$12,503	$165,371	$12,830	$166,921
Germany	3,338	28,864	1,914	30,820	-	-
United States	896	18,737	856	18,649	1,108	18,283

	$16,338	$207,690	$15,273	$214,840	$13,938	$185,204